INVESTMENT IN ASSOCIATE - Immaterial Associates (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2021 USD ($) associate	Dec. 31, 2020 USD ($)
Disclosure of associates [line items]
Number of immaterial interests in associates acquired | associate				2
Investments in associates	$ 34.3			$ 0.0	$ 34.3
Share of earnings (loss) of associates (Note 24)				$ 0.9	(1.0)
Nomad Royalty Company | Maximum
Disclosure of associates [line items]
Proportion of ownership interest in associate				20.00%
Monarch Gold Corporation
Disclosure of associates [line items]
Proportion of ownership interest in associate	6.92%	7.10%	6.00%
Monarch Gold Corporation | Maximum
Disclosure of associates [line items]
Proportion of ownership interest in associate				20.00%
Individually immaterial associates
Disclosure of associates [line items]
Investments in associates	$ 34.3			$ 0.0	34.3
Share of earnings (loss) of associates (Note 24)				$ 0.9	$ 3.1